Summary of Significant Accounting Policies - Restricted Cash and Inventories (Details) - USD ($)		12 Months Ended
	Aug. 18, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 22, 2015
Restricted Cash
Maximum borrowing capacity	$ 8.0
Initial loan commitment	6.0
Base minimum cash balance	$ 4,500,000		$ 3,000,000	$ 3,000,000
Repayment of loan from restricted cash		$ 2,500,000
Restricted cash, current		511,293
Inventories
Inventory write-downs		$ 0